Condensed Statements Of Consolidated Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Selling, general and administrative expenses	$ (6)	$ (22)	$ (20)
Other deductions	(173)	(128)	(110)
Interest income — affiliates	0	0	284
Interest expense and related charges	(469)	(441)	(760)
Reorganization Items	(73)	(267)	0
Income (loss) before income taxes and equity in earnings of unconsolidated subsidiary	(721)	(858)	(606)
Income tax benefit (expense)	88	155	169
Equity in earnings of unconsolidated subsidiary (net of tax)	334	349	335
Net income (loss)	$ (299)	$ (354)	$ (102)